Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 214,656,576	$ 410,665,815
Other financial liabilities, Non-current	1,740,169,919	1,705,833,503
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	164,404,334	329,262,093
Other financial liabilities, Non-current	1,714,837,545	1,703,044,158
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	48,225,766	81,195,765
Other financial liabilities, Non-current	25,208,326	2,629,715
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,026,476	207,957
Other financial liabilities, Non-current	$ 124,048	$ 159,630